BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of details of acquisitions of subsidiaries

Acquired company	Consideration paid net of cash acquired*	Non cash consideration made	Cash acquired	Assets acquired other than cash	Liabilities assumed
NVision	10,181	73	959	12,861	12,977
NIS	(177)	—	221	589	1,360
Stream	(558)	—	558	512	2,065

*	As included in consolidated cash flow statement within cash flows from transactions under common control

Schedule of details of disposal of subsidiaries

Disposed company	Consideration received net of cash disposed*	Non cash consideration received	Cash disposed	Asset disposed other than cash	Liabilities disposed
Rent Nedvizhimost	1,193	—	157	2,013	316

*	As included in consolidated cash flow statement within cash flows from transactions under common control

Schedule of business acquisitions proforma financial data
Pro forma:	2017 (BCC, Oblachny Retail, Praliss)	2016 (SMARTS- Yoshkar-Ola)	2015 (NVision Group, NIS and Stream)
Net revenues	443,178	435,694	434,757
Net income	55,881	48,465	46,887

KS and MDTZK
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

	MDTZK	KS
Cash and cash equivalents	325	39
Current assets	159	153
Property, plant and equipment	128	25
Goodwill	3,280	669
Other intangible assets	56	75
Other non-current assets	19	20
Current liabilities	(639)	(474)
Liability under put option agreement over non-controlling interests	—	(96)
Non-current liabilities	(78)	(12)

Consideration transferred	3,250	399

Contingent consideration and earn-out payments	60	132
Cash	3,190	267

Consideration transferred	3,250	399

Bashkortostan Cellular Communication OJSC (BCC)
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

BCC
Cash and cash equivalents	13
Current assets	5
Licenses	260
Goodwill	62
Other non-current assets	21
Current liabilities	(15)
Non-current liabilities	(54)

Consideration transferred	292

Contingent consideration	72
Cash paid	220

Consideration transferred	292

Oblachny Retail LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

Oblachny Retail
Cash and cash equivalents	420
Current assets	23
Other intangible assets	181
Goodwill	524
Current liabilities	(123)
Liability under put option agreement over non-controlling interests	(402)
Other non-current liabilities	(33)

Consideration transferred	590

Contingent consideration	10
Additional contribution	420
Cash paid	160

Consideration transferred	590

Praliss Enterprises Limited
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

Praliss
Other intangible assets	132
Goodwill	208
Non-current liabilities	(27)

Consideration transferred	313

Contingent consideration and earn-out payments	93
Cash	220

Consideration transferred	313

Smarts-Yoshkar-Ola
BUSINESS ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

Smarts- Yoshkar-Ola
Cash and cash equivalents	5
Current assets	5
Licenses	323
Other non-current assets	14
Current liabilities	(30)
Non-current liabilities	(69)
Gain on bargain purchase (included in other operating income in the consolidated statement of profit or loss)	(235)

Consideration transferred	13

Contingent consideration	3
Cash paid	10

Consideration transferred	13